Cover Page - shares	12 Months Ended
	Dec. 31, 2024	Mar. 20, 2025
Document Information Line Items
Entity Central Index Key	0001966287
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Entity File Number	001-41810
Entity Registrant Name	Greenfire Resources Ltd.
Entity Incorporation, State or Country Code	A0
Entity Address, Address Line One	1900 – 205 5th Avenue SW
Entity Address, City or Town	Calgary
Entity Address, State or Province	AB
Entity Address, Postal Zip Code	T2P 2V7
City Area Code	(403)
Local Phone Number	264-9046
Title of 12(b) Security	Common Shares
Trading Symbol	GFR
Security Exchange Name	NYSE
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Common Stock, Shares Outstanding		69,718,464
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Name	Deloitte LLP
Auditor Location	Calgary, Canada
Auditor Firm ID	1208
Amendment Flag	false
Document Fiscal Period Focus	FY
Business Contact
Document Information Line Items
Entity Address, Address Line One	850 Library Avenue
Entity Address, City or Town	Newark
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19711
City Area Code	(302)
Local Phone Number	738-6680
Contact Personnel Name	Puglisi & Associates
Entity Address, Address Line Two	Suite 204